Other Assets (Non-current and Current) - Summary of Other Assets (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous assets [abstract]
Advances to suppliers	€ 6,132	€ 3,471	€ 3,369
Deferred costs for Natuzzi Display System	1,229	2,617	2,031
Deferred costs for slotting fees	204	1,922	1,399
Delivery and commission costs for sales derecognised	2,230	1,839	1,730
Deferred costs for Service-Type Warranty	330	452	519
Prepaid expenses and accrued income	1,441	1,165	1,035
Total other assets	11,566	11,466	10,083
Non-current portion	1,323	3,359	2,851
Less current portion	(10,243)	(8,107)	(7,232)
Total other assets	€ 11,566	€ 11,466	€ 10,083